Derivative Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2012
Derivative Financial Instruments [Abstract]
Fair Value of Derivative Instruments

Fair Value of Derivative Instruments

(in millions)

	March 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$2	Prepaid and other current assets	$3
Interest rate swaps	Prepaid and other current assets	4	Prepaid and other current assets	—
	Other assets	7	Other assets	12

Total assets		$13		$15

	March 31, 2012		December 31, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Asset Derivatives
Forward contracts	Prepaid and other current assets	$4	Prepaid and other current assets	$—

Total assets		$4		$—

Liability Derivatives
Forward contracts	Accrued expenses	$—	Accrued expenses	$—

Total liabilities		$—		$—

Derivative instruments gain (loss) recognized in Other Comprehensive Income

Balance at December 31, 2011	$(3)
Mark-to-market loss (gain) on forward exchange contracts	1
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	—

Balance at March 31, 2012	$(2)

Balance at December 31, 2010	$—
Mark-to-market (gain) loss on forward exchange contracts	2
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	—

Balance at March 31, 2011	$2

Derivative instruments gain (loss) recognized in Income

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended March 31,
		2012	2011
Foreign forward exchange contracts	Interest expense, net	$(1)	$—

Total loss included in income		$(1)	$—